United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: December 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jeffrey Malbasa
Title: 	Director of Marketing
Phone:	216-464-6266
Signature, Place and Date of Signing:

Jeffrey Malbasa	Cleveland, Ohio		February 11, 2008

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	43

Form 13F Information Table Value Total:	$115,983,522


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

Exxon Mobil Corp.	Com	30231G102	16,776	179059	Sole		179059
Danaher Corp Del	Com	235851102	4,274	48710	Sole		48710
ConocoPhillips	Com	20825C104	4,260	48247	Sole		48247
General Elec Company	Com	369604103	4,133	111485	Sole		111485
Microsoft Corporation	Com	594918104	3,991	112115	Sole		112115
Noble Corp.	Com	G65422100	3,984	70502	Sole		70502
Eaton Corporation	Com	278058102	3,934	40581	Sole		40581
Parker-Hannifin	Com	701094104	3,808	50566	Sole		50566
Procter & Gamble Co	Com	742718109	3,602	49056	Sole		49056
CR Bard Inc.	Com	067383109	3,561	37560	Sole		37560
Intel Corporation	Com	458140100	3,557	133407	Sole		133407
Oracle Corporation	Com	68389X105	3,547	157083	Sole		157083
Schering Plough Corporation	Com	806605101	3,468	130185	Sole		130185
Cisco Systems Inc.	Com	17275R102	3,366	124345	Sole		124345
L-3 Communications Hldgs Incorporated	Com	502424104	3,251	30691	Sole		30691
Johnson & Johnson	Com	478160104	3,232	48461	Sole		48461
EMC Corp Mass	Com	268648102	3,164	170768	Sole		170768
Alcoa Incorporated	Com	013817101	2,814	76987	Sole		76987
Becton Dickinson & Company	Com	075887109	2,811	33636	Sole		33636
Allied Capital Corp	Com	01903Q108	2,743	127560	Sole		127560
Sherwin Williams Company	Com	824348106	2,635	45398	Sole		45398
Valero Energy Corporation New	Com	91913Y100	2,525	36052	Sole		36052
Kohls Corporation	Com	500255104	2,472	53970	Sole		53970
Chevrontexaco Corporation	Com	166764100	2,471	26474	Sole		26474
Novartis A G ADR (Switzerland)	Com	66987V109	2,319	42695	Sole		42695
BP PLC ADR	Com	055622104	2,302	31461	Sole		31461
Harrahs Entertainment Incorporated	Com	413619107	2,101	23670	Sole		23670
Bank Of America Corporation	Com	060505104	2,050	49693	Sole		49693
Zimmer Hldgs Incorporated	Com	98956P102	1,981	29950	Sole		29950
Applied Materials Incorporated	Com	038222105	1,885	106117	Sole		106117
RPM International Incorporated	Com	749685103	1,884	92815	Sole		92815
American International Group Incorporated	Com	026874107	1,669	28620	Sole		28620
Progressive Corp Ohio	Com	743315103	1,643	85735	Sole		85735
America Movil S A De C V Spon Adr L Shs	Com	02364W105	614	10000	Sole		10000
Lincoln Elec Hldgs Incorporated	Com	533900106	552	7750	Sole		7750
International Business Machines	Com	459200101	516	4774	Sole		4774
Merck & Co. Inc.	Com	589331107	360	6202	Sole		6202
Verizon Communications	Com	92343V104	345	7904	Sole		7904
PetroHawk Energy Corp.	Com	716495106	343	19800	Sole		19800
Altria Group Inc.	Com	02209S103	291	3855	Sole		3855
Pepsico Incorporated	Com	713448108	290	3824	Sole		3824
Dominion Res Incorporated Va New	Com	25746U109	234	4936	Sole		4936
Huntington Bancshares Inc.	Com	446150104	226	15307	Sole		15307